Note Employee benefits (Change in accumulated other comprehensive income loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	$ 295,589	$ 294,792
Recognized During Year [Abstract]
Actuarial losses	(20,215)	(19,521)
Ocurring During Year [Abstract]
Net acturial losses	1,465	20,318
Total Increase in AOCL	(18,750)	797
Accumulated other comprehensive loss	276,839	295,589
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	15,577	13,699
Recognized During Year [Abstract]
Actuarial losses	(1,644)	(1,328)
Ocurring During Year [Abstract]
Net acturial losses	(445)	3,206
Total Increase in AOCL	(2,089)	1,878
Accumulated other comprehensive loss	$ 13,488	$ 15,577